Praxis Intermediate Income Fund (Prospectus Summary) | Praxis Intermediate Income Fund
Praxis Intermediate Income Fund
Investment Objectives
The Intermediate Income Fund seeks current income. To a lesser extent, it seeks capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Praxis Intermediate Income Fund	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Praxis Intermediate Income Fund		Class A	Class I
Management fees		0.40%	0.40%
Distribution and Service (12b-1) fees		0.25%	none
Other Expenses		0.51%	0.18%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.17%	0.59%
Fee Waiver and/or Expense Reimbursement		(0.18%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.99%	none
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Adviser has entered into an expense limitation agreement with respect to the Intermediate Income Fund until April 30, 2012, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) of the Fund to 0.90 percent of the Fund's average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees, legal fees, costs relating to such services and extraordinary expenses) to exceed 0.90 percent, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Praxis Intermediate Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	472	716	978	1,727
Class I	60	189	329	738

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26.75 percent of the average value of its portfolio.

Principal investment strategies
The Fund invests primarily in fixed income securities of all types, consistent with the Praxis stewardship investing core values. The fixed income securities in which the Fund will primarily invest include corporate bonds and notes, U.S.
Government agency obligations, mortgage-backed securities and asset-backed securities. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The
Adviser will consider purchasing fixed income securities that provide a competitive rate of return relative to the Barclays Capital Aggregate Bond
Index. The Adviser will structure the portfolio using the Barclays Capital
Aggregate Bond Index as a guide in determining sector allocations. The Adviser will seek to underweight and overweight certain sectors, depending on the relative value, while maintaining overall interest rate exposure substantially similar to the Barclays Capital Aggregate Bond Index. The Adviser will carefully consider selling a security that no longer meets the Praxis stewardship investing core values. The Adviser will consider using interest rate futures contracts and credit default swap agreements to manage interest rate and credit risk. In the event these structures are used, U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/dealer only to satisfy collateral requirements.

Stewardship Investing
The Fund analyzes the performance of potential investments not only for financial strengths and outlook, but also for their ability to reflect certain stewardship investing core values including:

  · Respecting the dignity and value of all people

  · Building a world at peace and free from violence

  · Demonstrating a concern for justice in a global society

  · Exhibiting responsible management practices

  · Supporting and involving communities

  · Practicing environmental stewardship

Principal investment risks
Because the value of the Fund's investments will fluctuate with market conditions and interest rates, so will the value of your investment in the Fund.
You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. The Fund is also subject to: (1) credit risk, or the chance that the Fund could lose money if the issuer of a security is unable to repay interest and/or principal in a timely manner or at all; (2) interest rate risk, or the chance that the value of the fixed income securities the Fund holds will decline due to rising interest rates; and (3) prepayment risk, or the chance that the principal investments of the Fund will be paid earlier than anticipated due to declining interest rates.

Who may want to invest? Consider investing in the Fund if you are:
  · Looking for a core fixed income component within a diversified asset allocation framework

  · Looking to add a monthly income component to your portfolio

  · Seeking higher potential returns than provided by money market funds

  · Willing to accept the risks of price and dividend fluctuations

This Fund will not be appropriate for anyone:
  · Investing emergency reserves

  · Seeking guarantee of principal

FUND PERFORMANCE
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different calendar periods over the last 10 calendar years, both before and after taxes, compared to those of a broad-based securities market index. Returns shown assume reinvestment of dividends and distributions. Unlike the returns in the bar chart, the returns in the table assume the maximum applicable sales charge.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

The bar chart shows the Fund's performance for each
calendar year for the last 10 years.

Class A - Annual Total Return Chart For the Periods Ended Dec. 31, 2010

Best Quarter  Quarter Ended Sept. 30, 2009      4.79%
Worst Quarter Quarter Ended June 30, 2004      (2.29)%

Average Annual Total Returns For the Periods Ended December 31, 2010
Average Annual Total Returns Praxis Intermediate Income Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Return Before Taxes	2.25%	5.03%	4.99%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	0.89%	3.47%	3.34%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	1.46%	3.37%	3.27%
Class I	Class I Return Before Taxes	6.60%			5.29%	May 01, 2006
Barclays Capital Aggregation Bond Index	Barclays Capital Aggregation Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%	6.40%	May 01, 2006